Note 13 - Loans and receivables - Effect on Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BBVA, S.A. [Member] | Registered In [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect recognized in income statement Reclassified to "Loans and Advances" from Available for Sale	€ 26	€ 22
BBVA, S.A. [Member] | Non reclassified Impacts [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect of not reclassifying in income statement to "Loans and Advances" from Available for Sale	26	22
Effect of not reclassifying in equity valuation adjustments to "Loans and Advances" from Available for Sale	4	(5)
Total [Member] | Registered In [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect recognized in income statement Reclassified to "Loans and Advances" from Available for Sale	26	22
Total [Member] | Non reclassified Impacts [Member]
Effect on Income Statement and other comprehensive income Line Items
Effect of not reclassifying in income statement to "Loans and Advances" from Available for Sale	26	22
Effect of not reclassifying in equity valuation adjustments to "Loans and Advances" from Available for Sale	€ 4	€ (5)